BALANCE SHEET - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 321,774	$ 470,073
Prepaid expenses	244,592	215,972
Total current assets	566,366	686,045
Other assets	88,866	136,991
Cash equivalents held in Trust Account	250,008,147	250,004,454
Total Assets	250,663,379	250,827,490
Current liabilities:
Accounts payable	43,728
Accrued expenses	103,175	99,107
Accrued expenses - related party	70,000	40,000
Total current liabilities	216,903	139,107
Deferred underwriting commissions	8,750,000	8,750,000
Derivative warrant liabilities	11,873,530	21,354,400
Derivative warrant liabilities		21,354,400
Total liabilities	20,840,433	30,243,507
Commitments and Contingencies
Shareholders' Equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital		8,293,299
Retained earnings (accumulated deficit)	4,999,129	(3,294,265)
Total shareholders' equity	5,000,006	5,000,003
Total Liabilities and Shareholders' Equity	250,663,379	250,827,490
Class A Ordinary Share
Current liabilities:
Class A ordinary shares; shares subject to possible redemption at $10.00 per share	224,822,940	215,583,980
Shareholders' Equity:
Ordinary shares, value	252	344
Total shareholders' equity	252	344
Class B Ordinary Share
Shareholders' Equity:
Ordinary shares, value	625	625
Total shareholders' equity	$ 625	$ 625